Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Monetary assets and liabilities denominated in foreign currency [line items]
Derivative financial instruments income (cost), net	$ (2,825,596)	$ 2,499,784	$ 18,106,809	$ (13,283,533)
Financial Liabilities At Fair Value Through Other Comprehensive Income Category | Derivative financial instruments | Cash flow hedges
Monetary assets and liabilities denominated in foreign currency [line items]
Financial liabilities	$ (58,130,722)		$ (58,130,722)		$ (99,768,509)